PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Agricultural Products 2.1%
Bunge Global SA	71,747	$6,320,193
Darling Ingredients, Inc.*	176,635	7,648,296
		13,968,489
Aluminum 0.6%
Alcoa Corp.	133,867	3,982,543
Coal & Consumable Fuels 4.5%
Cameco Corp. (Canada)(a)	636,877	30,410,877
Construction & Engineering 0.6%
Ameresco, Inc. (Class A Stock)*(a)	194,810	3,979,968
Copper 6.0%
ERO Copper Corp. (Brazil)*	879,493	13,770,187
Freeport-McMoRan, Inc.	226,919	9,006,415
Lundin Mining Corp. (Chile)	2,168,420	17,709,287
		40,485,889
Diversified Metals & Mining 11.4%
BHP Group Ltd. (Australia), ADR(a)	166,754	10,208,680
Glencore PLC (Australia)	3,918,159	20,730,812
Hudbay Minerals, Inc. (Canada)	1,778,512	9,881,724
Ivanhoe Electric, Inc.*(a)	500,000	4,180,000
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	2,488,869	26,120,675
Lifezone Metals Ltd. (United Kingdom)*	452,817	2,721,430
Solaris Resources, Inc. (Canada)*	1,036,340	2,967,689
		76,811,010
Electrical Components & Equipment 1.8%
Array Technologies, Inc.*	475,058	6,289,768
Freyr Battery, Inc. (Norway)*(a)	1,217,356	1,643,430
NEXTracker, Inc. (Class A Stock)*	94,340	4,270,772
		12,203,970

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Fertilizers & Agricultural Chemicals 2.3%
CF Industries Holdings, Inc.	89,256	$6,739,720
Corteva, Inc.	195,483	8,890,567
		15,630,287
Gold 9.3%
Agnico Eagle Mines Ltd. (Canada)	490,268	24,101,575
Barrick Gold Corp. (Canada)	1,385,775	21,618,090
Endeavour Mining PLC (Burkina Faso)	794,003	13,754,569
Osisko Mining, Inc. (Canada)*	1,821,975	3,279,541
		62,753,775
Heavy Electrical Equipment 0.3%
Alfen N.V. (Netherlands), 144A*	36,400	2,201,238
Industrial Machinery 1.2%
Chart Industries, Inc.*(a)	69,834	8,151,024
Integrated Oil & Gas 10.8%
Exxon Mobil Corp.	154,097	15,842,713
Shell PLC (Netherlands), ADR(a)	547,232	34,426,365
TotalEnergies SE (France), ADR(a)	341,379	22,251,083
		72,520,161
Oil & Gas Drilling 1.2%
Transocean Ltd.*(a)	1,410,539	7,701,543
Oil & Gas Equipment & Services 17.2%
Cactus, Inc. (Class A Stock)	262,224	11,128,787
Expro Group Holdings NV*	332,015	5,843,464
Halliburton Co.	400,856	14,290,516
Schlumberger NV	425,796	20,736,265
Technip Energies NV (France)	488,621	10,114,737
TechnipFMC PLC (United Kingdom)	1,572,031	30,403,080
Vallourec SACA (France)*	371,853	5,319,806
Weatherford International PLC*	200,260	17,933,283
		115,769,938
Oil & Gas Exploration & Production 21.6%
ARC Resources Ltd. (Canada)	339,161	5,267,345
California Resources Corp.	93,705	4,467,855
Chesapeake Energy Corp.(a)	182,676	14,086,146

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Oil & Gas Exploration & Production (cont’d.)
Chord Energy Corp.	85,636	$13,167,391
ConocoPhillips	201,766	22,571,563
Diamondback Energy, Inc.	242,468	37,277,030
EQT Corp.	213,858	7,570,573
Hess Corp.	101,816	14,308,203
Kosmos Energy Ltd. (Ghana)*	1,727,871	10,470,898
Permian Resources Corp.(a)	875,607	11,803,182
Sintana Energy, Inc. (Canada)*	637,992	227,778
Sintana Energy, Inc. (Canada), Reg D (original cost $20,701,233; purchased 06/03/11)*(f)	1,304,999	465,915
TXO Partners LP	175,000	3,258,500
		144,942,379
Oil & Gas Refining & Marketing 3.2%
Valero Energy Corp.	153,704	21,349,486
Oil & Gas Storage & Transportation 4.0%
Cheniere Energy, Inc.	151,600	24,860,884
New Fortress Energy, Inc.(a)	65,782	2,185,936
		27,046,820
Precious Metals & Minerals 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement (original cost $4,469,143; purchased 11/27/07)*^(f)	523,100	13,259
Semiconductor Equipment 0.4%
Enphase Energy, Inc.*	26,664	2,776,522
Silver 0.6%
MAG Silver Corp. (Canada)*	454,206	4,087,837

Total Long-Term Investments (cost $572,449,764)		666,787,015

Short-Term Investments 16.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.560%)(wb)	2,212,708	2,212,708

PGIM Jennison Natural Resources Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.727%) (cost $105,666,912; includes $105,224,584 of cash collateral for securities on loan)(b)(wb)	105,770,864	$105,739,133

Total Short-Term Investments (cost $107,879,620)		107,951,841

TOTAL INVESTMENTS 115.1% (cost $680,329,384)		774,738,856
Liabilities in excess of other assets (15.1)%		(101,647,011)

Net Assets 100.0%		$673,091,845

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
LP—Limited Partnership
Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $13,259 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $99,532,142; cash collateral of $105,224,584 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $25,170,376. The aggregate value of $479,174 is 0.1% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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